Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Systematic Large Cap Value Fund

Supplement dated October 27, 2016 to the

Prospectus dated July 1, 2016, as supplemented July 28, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Systematic Large Cap Value Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the information regarding investment minimums in the section under “Summary of the Funds – AMG Systematic Large Cap Value Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST384

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Global Opportunities Fund

Supplement dated October 27, 2016 to the

Prospectus dated July 11, 2016, as supplemented July 28, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Global Opportunities Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the information regarding investment minimums in the section under “Summary of the Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST385

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated October 27, 2016 to the

Prospectus, dated February 1, 2016, as supplemented April 4, 2016, July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the information regarding investment minimums in the section under “Summary of the Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST386

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated October 27, 2016 to the

Prospectus dated February 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the information regarding investment minimums in the section under “Summary of the Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class C

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N, Class C and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST387

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Yacktman Focused Fund

Supplement dated October 27, 2016 to the

Prospectus dated May 1, 2016, as supplemented July 28, 2016, September 2, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the information regarding investment minimums in the section under “Summary of the Funds – AMG Yacktman Focused Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class S

Regular Account: $2,000

Individual Retirement Account: $500

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class S and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST392